ADVANCES TO SUPPLIERS, NET - THIRD PARTY (Tables)	12 Months Ended
Dec. 31, 2015
ADVANCES TO SUPPLIERS, NET - THIRD PARTY [Abstract]
Schedule of Advances to Suppliers
	As of December 31,
	2014	2015
	RMB	RMB
Advances to suppliers - current	87,647,202	258,114,710
Provision for advances to suppliers	(6,724,857)	(6,724,857)
Advances to suppliers, net	80,922,345	251,389,853